Share-based Payments (Details) - Schedule of movement in number of stock options outstanding and weighted average exercise price	12 Months Ended
	Jun. 30, 2022 $ / shares $ / shares shares	Jun. 30, 2021 $ / shares $ / shares shares	Jun. 30, 2020 $ / shares $ / shares shares
Schedule Of Movement In Number Of Stock Options Outstanding And Weighted Average Exercise Price Abstract
Average exercise price per share option, As at 1 July (in Dollars per share) | $ / shares	$ 0.31	$ 0.4	$ 0.46
Number of options, As at 1 July | shares	45,309,478	42,807,118	79,463,744
Average exercise price per share option, Granted during the year (in Dollars per share) | $ / shares	$ 0.25	$ 0.28	$ 0.18
Number of options, Granted during the year | shares	500,000	11,560,000	542,600
Average exercise price per share option, Exercised during the year (in Dollars per share) | $ / shares		$ 0.23	$ 0.18
Number of options, Exercised during the year | shares		(4,057,640)	(424,840)
Average exercise price per share option, Forfeited/lapsed during the year (in Dollars per share) | $ / shares	$ 0.27	$ 0.5	$ 0.52
Number of options,Forfeited/lapsed during the year | shares	(25,935,601)	(5,000,000)	(36,774,386)
Average exercise price per share option, As at 30 June (in Dollars per share) | $ / shares	$ 0.37	$ 0.31	$ 0.4
Number of options, As at 30 June | shares	19,873,877	45,309,478	42,807,118
Average exercise price per share option, Vested and exercisable at 30 June (in Dollars per share) | $ / shares	$ 0.37	$ 0.31	$ 0.4
Number of options,Vested and exercisable at 30 June | shares	19,538,877	45,309,478	42,807,118